Income Tax - Summary of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforward	$ 290,402
Unrealized (gain) loss on marketable securities	(7,818)	$ 1,361
Total deferred tax asset	282,584	1,361
Valuation allowance	(282,584)
Deferred tax assets, net valuation allowance	$ 0	$ 1,361